INCOME TAX - NOLs (Details) - 12 months ended Dec. 31, 2023 ₽ in Millions, € in Millions, $ in Millions	EUR (€)	RUB (₽)	USD ($)	EUR (€)
Operating loss carryforwards
Operating loss carryforward deducted				€ 1
Operating loss carryforward deducted (as percentage)		50.00%	50.00%	50.00%
Tax gain recognized as result of change in undistributed earning of foreign subsidiaries	€ 1
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided		₽ 124,775	$ 1,391.2
Unrecognized deferred tax liability		18,716	208.7
Israel, USA and Serbia
Operating loss carryforwards
Net operating loss carryforwards		30,750	342.9
Netherlands.
Operating loss carryforwards
Net operating loss carryforwards		2,777	31.0
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards		₽ 88,327	$ 984.8
Operating loss carryforward deducted (as percentage)		50.00%	50.00%	50.00%
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards		₽ 20,774	$ 231.6